Victory Sycamore Established Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1],[2]	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%			13.10%
Russell Midcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%			8.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.55%	9.42%			9.77%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	9.86%	11.42%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.19%	11.06%			10.76%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	9.60%	10.48%			10.19%
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.89%	8.53%			8.43%
Class R | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.51%	8.06%			7.93%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	11.11%			10.80%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	10.11%	11.01%			10.70%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	Inception date of Class C shares is March 1, 2016.